TAXES ON INCOME (Schedule of the Reconciliation of the Theoretical Tax Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Loss before taxes on income	$ (4,104)	$ (61,720)	$ (30,135)
Theoretical tax income computed at the Israeli statutory tax rate (23% for the years 2024, 2023 and 2022, respectively)	(944)	(14,196)	(6,931)
Changes in valuation allowance	599	13,131	4,116
Write off of prepaid and withholding taxes	1,113	749	1,388
Foreign tax rates differences related to subsidiaries	0	20	46
Non-deductible expenses and exempt income	(144)	(269)	512
Capital note and inter-company balances release taxes	0	0	544
Other expenses and Exchange rate differences	80	(37)	195
Non-deductible expenses	709	1,586	1,925
Change in expense associated with tax positions for current year	352	100	100
Actual tax expense	$ 1,765	$ 1,084	$ 1,895